Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Stock Based Compensation
Stock Based Compensation
NOTE 14 – STOCK BASED COMPENSATION
2014 Equity Incentive Plan
During 2020, the Company granted
awards
to certain employees and Board members of the Company. Under the 2014 Equity Incentive Plan (the “Plan”), the Board is authorized to grant stock options to eligible employees and directors of the Company. The fair value of the options was expensed on a straight-line basis over the requisite service period, which is generally the vesting period.
In connection with the Business Combination a modification in the existing terms of the options was introduced to add a contingent cash-settlement feature pursuant to which each option holder entered into an option cancellation agreement (“Cancellation Agreements”), whereby option holders agreed to surrender all options outstanding as of the closing of the Business Combination for cancellation effective immediately prior to the closing. In exchange for the cancellation of the vested and unvested options, option holders are entitled to the right to receive payment of Option Cash Consideration equal to $4,075,000 and Option Share Consideration of 432,500 common shares ($4,325,000 value) in the surviving entity less applicable withholding taxes and without interest, paid on the first payroll cycle following the closing of the Business Combination. Upon the closing of the Business Combination, the Company recorded all previously unrecorded expense from the original rewards to reflect the accelerated vesting of those awards and recorded compensation expense for any post-modification fair value in excess of pre-modification fair value. For the cash settled awards, as determined by a proportion of the settlement values of the awards, the Company recognized a liability equal to the amount of the cash settlement. Upon the closing of the Business Combination, the Company paid out Option Cash Consideration of $4,075,000 net of applicable withholding taxes and issued 200,426 shares as Option Share Consideration (432,500 common shares net of shares for applicable withholding taxes).
For the year ended December 31, 2020, the Company has determined its share-based payments to be a Level 3 fair value measurement. For the year ended December 31, 2020, the Company has used the Black-Scholes option pricing model with assumptions including a risk-free interest rate of 1.58%, an expected term (life) of options (in years) of 2, expected dividends of 0 and expected volatility of 86.3%.
The Company did not grant any awards during the year ended December 31, 2021.
The following is a summary of the Company’s stock options as of December 31, 2021 and the stock option activity from January 1, 2019 through December 31, 2021:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)
Balance, December 31, 2018	414,434	$15.80	$141.53	9.3
Granted	52,083	15.91	141.53
Exercised	—	—	—
Forfeited	(67,366)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2019	399,151	$15.82	141.53	8.4
Granted	64,064	13.50	141.53
Exercised	—	—	—
Forfeited	(30,715)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2020	432,500	$15.45	$141.53	7.7

Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Cancelled	(432,500)	(15.45)	(141.53)	(7.7)

Balance, December 31, 2021	—	$—	$—	—

The

following is a summary of the Company’s
share
-
based
compensation
expense as of December 31, 2021 and 2020:

(in ‘000)	December 31, 2021	December 31, 2020
Total Stock Compensation Expense	$4,564	$1,161
Unrecognized Compensation Cost	—	3,416
Remaining recognition period (in years)	—	2.7
The

following is a summary of the Company’s exercisable stock options as of
December
31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Range of Exercise Prices	—	$80.87 -$202.18
Number	—	153,898
Weighted Average Remaining Contractual Term (in years)	—	7.3
Weighted Average Exercise Price	$—	$141.53
2021 Long-Term Stock Incentive Plan
On September 29, 2021, the board of directors (the “Board”) approved the KORE Group Holdings, Inc.
2021
Long-Term Stock Incentive Plan (the “2021 Plan”) to promote the interests of the Company and its stockholders by (i) attracting and retaining employees and directors of, and consultants to, the Company and its subsidiaries; (ii) motivating such individuals by means of performance-related incentives to achieve longer-range performance goals; and (iii) enabling such individuals to participate in the long-term growth and financial success of the Company.
The 2021 Plan allows for the grant of share-based payment
awards
to employees, directors of the Board, and consultants to the Company. The 2021 Plan is administered by the Compensation Committee of the Board.
On December 8, 2021, the Compensation Committee of the Board approved the future grants of certain Restricted Stock Unit Awards, the effectiveness of which were contingent upon the filing and effectiveness of the Form S-8 Registration Statement of the common stock, which occurred on January 4, 2022. For further detail, refer to Note 18- Subsequent Events, to the consolidated financial statements.